ACQUISITIONS AND BUSINESS COMBINATIONS - Completed in 2017 (Details) ft² in Thousands, $ in Millions								9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 01, 2018 property	Dec. 08, 2017 USD ($) ft² office	Dec. 07, 2017 USD ($) ft² office	Oct. 17, 2017 USD ($)	Apr. 10, 2017 USD ($) property	Mar. 31, 2017 USD ($) ft² office	Mar. 09, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 01, 2017 USD ($) ft²
Disclosure of detailed information about business combination [line items]
Number of properties acquired | property	105
Revenue of acquiree since acquisition date								$ 395	$ 322
Profit (loss) of combined entity as if combination occurred at beginning of period								$ 70	$ 148	$ 2,571	$ 2,700
Revenue of combined entity as if combination occurred at beginning of period										6,488	$ 5,853
Towers @ 2nd
Disclosure of detailed information about business combination [line items]
Number of office properties | office		2
Area of real estate property (sq ft) | ft²		400
Consideration		$ 127
Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Number of office properties | office			14
Area of real estate property (sq ft) | ft²			2,700
Consideration			$ 102
Houston Center
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²												4,200
Consideration												$ 819
Cash transferred												$ 175
Toronto Hotel
Disclosure of detailed information about business combination [line items]
Consideration				$ 270
Cash transferred				81
Gain recognised in bargain purchase transaction				$ 15
Student Housing
Disclosure of detailed information about business combination [line items]
Consideration					$ 358
Cash transferred					223
Gain recognised in bargain purchase transaction					$ 27
Number of properties acquired | property	16				13
One Post Street
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²						424
Consideration						$ 153
Cash transferred						$ 31
TA Office
Disclosure of detailed information about business combination [line items]
Area of real estate property (sq ft) | ft²						1,100
Consideration						$ 214
Cash transferred						81
Gain recognised in bargain purchase transaction						$ 13
Number of properties acquired | office						9
Manufactured Housing
Disclosure of detailed information about business combination [line items]
Consideration							$ 768
Cash transferred							578
Gain recognised in bargain purchase transaction							$ 107
Manufactured Housing, TA Office, Student Housing and Toronto Hotel
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction										$ 162